CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from operating activities:
Net (loss) / income	$ (3,920)	$ 37,523	$ (105,204)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	137,061	137,414	143,938
Amortization of deferred drydocking and special survey costs	4,387	5,482	6,070
Impairment loss	75,776	19,004	129,630
Amortization of finance costs and written-off finance costs	15,070	15,431	14,314
Exit fees accrued on debt	3,745	3,763	2,762
Payments for drydocking and special survey costs deferred	(6,887)	(283)	(9,308)
(Gain) / Loss on sale of vessels	(5,709)	449	(830)
Stock based compensation	638	75	139
Amortization of deferred realized losses on interest rate swaps	4,016	4,017	3,524
Unrealized (gain)/loss on derivatives	(24,915)	(22,121)	739
Realized losses on cash flow hedges deferred in Other Comprehensive Loss			(7,035)
(Increase)/decrease in:
Accounts receivable	134	(4,297)	435
Inventories	2,831	3,235	(1,544)
Prepaid expenses	106	(113)	605
Due from related parties	3,862	(1,795)	(3,536)
Other assets, current and non-current	(7,518)	(11,379)	(7,338)
Increase/(decrease) in:
Accounts payable	(614)	(858)	(1,162)
Accrued liabilities	(6,206)	(1,983)	(1,218)
Unearned revenue	(2,306)	1,858	(1,546)
Other liabilities, current and long-term	2,630	3,603	3,123
Net cash provided by operating activities	192,181	189,025	166,558
Cash flows from investing activities:
Vessels under construction and vessels additions	(39,165)	(46,839)	(375,424)
Net proceeds from sale of vessels and deposits received	50,602	52,926	5,635
Net cash provided by/(used) in investing activities	11,437	6,087	(369,789)
Cash flows from financing activities:
Proceeds from long-term debt			266,920
Payments on long-term debt	(164,154)	(113,634)	(48,124)
Payments on Vendor financing	(57,388)	(57,387)	(10,857)
Deferred finance costs	(4,392)	(100)	(100)
Decrease/(increase) in restricted cash	11,893	(11,466)	(342)
Net cash (used in)/provided by financing activities	(214,041)	(182,587)	207,497
Net (decrease)/increase in cash and cash equivalents	(10,423)	12,525	4,266
Cash and cash equivalents, beginning of year	68,153	55,628	51,362
Cash and cash equivalents, end of year	57,730	68,153	55,628
Supplementary Cash Flow information
Cash paid for interest, net of capitalized interest	82,957	92,887	84,847
Final installments for delivered vessels financed under Vendor Financing arrangement			124,855
Noncash Investing and Financing Items [Abstract]
Acquisition of debt securities and equity investment	64,896
Non-cash deferred financing fees	$ 90	$ 87	$ 86